Investment Portfolioas of March 31, 2023 (Unaudited)
DWS S&P 500 Index Fund
DWS S&P 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2023, the Fund owned approximately 69% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.
	Shares	Value ($)

Common Stocks 99.0%
Communication Services 8.0%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	318,638	6,133,781
Verizon Communications, Inc.	187,720	7,300,431
		13,434,212
Entertainment 1.4%
Activision Blizzard, Inc.	31,992	2,738,195
Electronic Arts, Inc.	11,776	1,418,419
Live Nation Entertainment, Inc.*	6,494	454,580
Netflix, Inc.*	19,893	6,872,634
Take-Two Interactive Software, Inc.*	7,056	841,781
Walt Disney Co.*	81,897	8,200,347
Warner Bros Discovery, Inc.*	99,189	1,497,754
		22,023,710
Interactive Media & Services 4.7%
Alphabet, Inc. "A"*	266,456	27,639,481
Alphabet, Inc. "C"*	232,448	24,174,592
Match Group, Inc.*	12,467	478,608
Meta Platforms, Inc. "A"*	99,613	21,111,979
		73,404,660
Media 0.8%
Charter Communications, Inc. "A"*	4,671	1,670,396
Comcast Corp. "A"	187,887	7,122,796
DISH Network Corp. "A"*	11,890	110,934
Fox Corp. "A"	13,393	456,032
Fox Corp. "B"	6,387	199,977
Interpublic Group of Companies, Inc.	17,269	643,098
News Corp. "A"	17,301	298,788
News Corp. "B"	4,685	81,659
Omnicom Group, Inc.	9,244	872,079
Paramount Global "B"	22,189	495,037
		11,950,796
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	26,480	3,835,363
Consumer Discretionary 10.0%
Automobile Components 0.1%
Aptiv PLC*	12,086	1,355,928
BorgWarner, Inc.	10,355	508,534
		1,864,462
Automobiles 1.9%
Ford Motor Co.	175,069	2,205,869

General Motors Co.	62,381	2,288,135
Tesla, Inc.*	120,375	24,972,998
		29,467,002
Broadline Retail 2.8%
Amazon.com, Inc.*	399,091	41,222,109
eBay, Inc.	24,375	1,081,519
Etsy, Inc.*	5,622	625,897
		42,929,525
Distributors 0.2%
Genuine Parts Co.	6,320	1,057,399
LKQ Corp.	11,538	654,897
Pool Corp.	1,767	605,092
		2,317,388
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc.*	1,731	4,591,322
Caesars Entertainment, Inc.*	9,745	475,653
Carnival Corp.*	45,570	462,536
Chipotle Mexican Grill, Inc.*	1,245	2,126,821
Darden Restaurants, Inc.	5,458	846,863
Domino's Pizza, Inc.	1,585	522,844
Expedia Group, Inc.*	6,715	651,557
Hilton Worldwide Holdings, Inc.	11,822	1,665,365
Las Vegas Sands Corp.*	14,663	842,389
Marriott International, Inc. "A"	12,066	2,003,439
McDonald's Corp.	32,731	9,151,915
MGM Resorts International	13,738	610,242
Norwegian Cruise Line Holdings Ltd.*	19,574	263,270
Royal Caribbean Cruises Ltd.*	9,817	641,050
Starbucks Corp.	51,586	5,371,650
Wynn Resorts Ltd.*	4,682	523,963
Yum! Brands, Inc.	12,653	1,671,208
		32,422,087
Household Durables 0.3%
D.R. Horton, Inc.	14,100	1,377,429
Garmin Ltd.	6,931	699,477
Lennar Corp. "A"	11,462	1,204,771
Mohawk Industries, Inc.*	2,393	239,826
Newell Brands, Inc.	17,024	211,779
NVR, Inc.*	134	746,673
PulteGroup, Inc.	10,057	586,122
Whirlpool Corp.	2,416	318,960
		5,385,037
Leisure Products 0.0%
Hasbro, Inc.	5,892	316,342
Specialty Retail 2.1%
Advance Auto Parts, Inc.	2,677	325,550
AutoZone, Inc.*	839	2,062,388
Bath & Body Works, Inc.	10,470	382,993
Best Buy Co., Inc.	8,689	680,088
CarMax, Inc.*	6,959	447,324
Home Depot, Inc.	45,606	13,459,243
Lowe's Companies, Inc.	27,003	5,399,790
O'Reilly Automotive, Inc.*	2,773	2,354,221
Ross Stores, Inc.	15,289	1,622,621
TJX Companies, Inc.	51,710	4,051,996

Tractor Supply Co.	5,006	1,176,610
Ulta Beauty, Inc.*	2,283	1,245,765
		33,208,589
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. "B"	55,644	6,824,180
Ralph Lauren Corp.	1,791	208,956
Tapestry, Inc.	10,848	467,657
VF Corp.	15,257	349,538
		7,850,331
Consumer Staples 7.2%
Beverages 1.8%
Brown-Forman Corp. "B"	8,326	535,112
Coca-Cola Co.	173,978	10,791,855
Constellation Brands, Inc. "A"	7,275	1,643,350
Keurig Dr Pepper, Inc.	38,033	1,341,804
Molson Coors Beverage Co. "B"	8,479	438,195
Monster Beverage Corp.*	34,188	1,846,494
PepsiCo, Inc.	61,638	11,236,607
		27,833,417
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	19,892	9,883,738
Dollar General Corp.	9,991	2,102,706
Dollar Tree, Inc.*	9,234	1,325,541
Kroger Co.	29,094	1,436,371
Sysco Corp.	22,750	1,756,982
Target Corp.	20,667	3,423,075
Walgreens Boots Alliance, Inc.	32,174	1,112,577
Walmart, Inc.	62,843	9,266,200
		30,307,190
Food Products 1.1%
Archer-Daniels-Midland Co.	24,313	1,936,774
Bunge Ltd.	6,728	642,658
Campbell Soup Co.	9,146	502,847
Conagra Brands, Inc.	21,733	816,291
General Mills, Inc.	26,308	2,248,282
Hormel Foods Corp.	12,895	514,253
Kellogg Co.	11,405	763,679
Kraft Heinz Co.	35,646	1,378,431
Lamb Weston Holdings, Inc.	6,566	686,278
McCormick & Co., Inc.	11,222	933,783
Mondelez International, Inc. "A"	60,805	4,239,325
The Hershey Co.	6,608	1,681,141
The J.M. Smucker Co.	4,763	749,553
Tyson Foods, Inc. "A"	12,529	743,220
		17,836,515
Household Products 1.4%
Church & Dwight Co., Inc.	10,872	961,193
Clorox Co.	5,483	867,630
Colgate-Palmolive Co.	37,538	2,820,981
Kimberly-Clark Corp.	15,160	2,034,775
Procter & Gamble Co.	105,684	15,714,154
		22,398,733
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	10,388	2,560,227

Tobacco 0.7%
Altria Group, Inc.	79,701	3,556,259
Philip Morris International, Inc.	69,259	6,735,438
		10,291,697
Energy 4.6%
Energy Equipment & Services 0.4%
Baker Hughes Co.	44,974	1,297,950
Halliburton Co.	40,680	1,287,115
Schlumberger NV	63,756	3,130,420
		5,715,485
Oil, Gas & Consumable Fuels 4.2%
APA Corp.	14,560	525,034
Chevron Corp.	79,540	12,977,746
ConocoPhillips	54,639	5,420,735
Coterra Energy, Inc.	35,795	878,409
Devon Energy Corp.	29,372	1,486,517
Diamondback Energy, Inc.	8,116	1,097,040
EOG Resources, Inc.	26,404	3,026,690
EQT Corp.	16,332	521,154
Exxon Mobil Corp.	184,210	20,200,469
Hess Corp.	12,478	1,651,339
Kinder Morgan, Inc.	88,560	1,550,686
Marathon Oil Corp.	28,301	678,092
Marathon Petroleum Corp.	20,208	2,724,645
Occidental Petroleum Corp.	32,670	2,039,588
ONEOK, Inc.	20,031	1,272,770
Phillips 66	20,714	2,099,985
Pioneer Natural Resources Co.	10,676	2,180,466
Targa Resources Corp.	10,111	737,597
Valero Energy Corp.	17,324	2,418,430
Williams Companies, Inc.	54,614	1,630,774
		65,118,166
Financials 12.8%
Banks 3.1%
Bank of America Corp.	312,578	8,939,731
Citigroup, Inc.	86,940	4,076,617
Citizens Financial Group, Inc.	22,045	669,507
Comerica, Inc.	5,774	250,707
Fifth Third Bancorp.	30,790	820,246
First Republic Bank	8,263	115,599
Huntington Bancshares, Inc.	64,821	725,995
JPMorgan Chase & Co.	131,409	17,123,907
KeyCorp.	41,343	517,614
M&T Bank Corp.	7,518	898,927
PNC Financial Services Group, Inc.	17,888	2,273,565
Regions Financial Corp.	42,042	780,299
Truist Financial Corp.	59,602	2,032,428
U.S. Bancorp.	62,400	2,249,520
Wells Fargo & Co.	170,498	6,373,215
Zions Bancorp. NA	6,647	198,945
		48,046,822
Capital Markets 2.8%
Ameriprise Financial, Inc.	4,677	1,433,501

Bank of New York Mellon Corp.	32,964	1,497,884
BlackRock, Inc.	6,690	4,476,413
Cboe Global Markets, Inc.	4,864	652,943
Charles Schwab Corp.	68,521	3,589,130
CME Group, Inc.	16,146	3,092,282
FactSet Research Systems, Inc.	1,743	723,502
Franklin Resources, Inc.	12,755	343,620
Intercontinental Exchange, Inc.	25,056	2,613,090
Invesco Ltd.	19,749	323,884
MarketAxess Holdings, Inc.	1,648	644,846
Moody's Corp.	7,060	2,160,501
Morgan Stanley	58,354	5,123,481
MSCI, Inc.	3,584	2,005,929
Nasdaq, Inc.	15,181	829,945
Northern Trust Corp.	9,311	820,578
Raymond James Financial, Inc.	8,824	823,014
S&P Global, Inc.	14,692	5,065,361
State Street Corp.	15,451	1,169,486
T. Rowe Price Group, Inc.	9,984	1,127,194
The Goldman Sachs Group, Inc.	15,116	4,944,595
		43,461,179
Consumer Finance 0.5%
American Express Co.	26,616	4,390,309
Capital One Financial Corp.	17,123	1,646,548
Discover Financial Services	11,877	1,173,923
Synchrony Financial	19,151	556,911
		7,767,691
Financial Services 4.3%
Berkshire Hathaway, Inc. "B"*	80,695	24,916,195
Fidelity National Information Services, Inc.	26,638	1,447,243
Fiserv, Inc.*	28,526	3,224,294
FleetCor Technologies, Inc.*	3,359	708,245
Global Payments, Inc.	11,632	1,224,152
Jack Henry & Associates, Inc.	3,317	499,938
Mastercard, Inc. "A"	37,742	13,715,820
PayPal Holdings, Inc.*	50,500	3,834,970
Visa, Inc. "A"	72,712	16,393,647
		65,964,504
Insurance 2.1%
Aflac, Inc.	24,830	1,602,032
Allstate Corp.	11,646	1,290,493
American International Group, Inc.	33,325	1,678,247
Aon PLC "A"	9,144	2,883,012
Arch Capital Group Ltd.*	16,608	1,127,185
Arthur J. Gallagher & Co.	9,466	1,810,940
Assurant, Inc.	2,427	291,410
Brown & Brown, Inc.	10,716	615,313
Chubb Ltd.	18,649	3,621,263
Cincinnati Financial Corp.	7,115	797,449
Everest Re Group Ltd.	1,783	638,350
Globe Life, Inc.	4,143	455,813
Hartford Financial Services Group, Inc.	14,219	990,922
Lincoln National Corp.	7,151	160,683
Loews Corp.	8,705	505,064
Marsh & McLennan Companies, Inc.	22,095	3,679,922
MetLife, Inc.	29,573	1,713,460
Principal Financial Group, Inc.	10,207	758,584

Progressive Corp.	26,086	3,731,863
Prudential Financial, Inc.	16,461	1,361,983
Travelers Companies, Inc.	10,294	1,764,495
W.R. Berkley Corp.	9,044	563,079
Willis Towers Watson PLC	4,714	1,095,439
		33,137,001
Health Care 14.1%
Biotechnology 2.3%
AbbVie, Inc.	79,116	12,608,717
Amgen, Inc.	23,839	5,763,078
Biogen, Inc.*	6,468	1,798,298
Gilead Sciences, Inc.	55,703	4,621,678
Incyte Corp.*	8,353	603,671
Moderna, Inc.*	14,843	2,279,588
Regeneron Pharmaceuticals, Inc.*	4,811	3,953,055
Vertex Pharmaceuticals, Inc.*	11,533	3,633,702
		35,261,787
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	77,899	7,888,053
Align Technology, Inc.*	3,249	1,085,621
Baxter International, Inc.	22,858	927,121
Becton, Dickinson & Co.	12,645	3,130,143
Boston Scientific Corp.*	64,288	3,216,329
DENTSPLY SIRONA, Inc.	9,929	390,011
DexCom, Inc.*	17,343	2,014,910
Edwards Lifesciences Corp.*	27,740	2,294,930
GE HealthCare Technologies, Inc.*	16,300	1,337,089
Hologic, Inc.*	11,199	903,759
IDEXX Laboratories, Inc.*	3,717	1,858,797
Insulet Corp.*	3,117	994,198
Intuitive Surgical, Inc.*	15,622	3,990,952
Medtronic PLC	59,682	4,811,563
ResMed, Inc.	6,573	1,439,421
STERIS PLC	4,499	860,569
Stryker Corp.	15,125	4,317,734
Teleflex, Inc.	2,143	542,843
The Cooper Companies, Inc.	2,194	819,152
Zimmer Biomet Holdings, Inc.	9,398	1,214,222
		44,037,417
Health Care Providers & Services 3.0%
AmerisourceBergen Corp.	7,246	1,160,157
Cardinal Health, Inc.	11,695	882,972
Centene Corp.*	24,471	1,546,812
Cigna Group	13,367	3,415,669
CVS Health Corp.	57,325	4,259,821
DaVita, Inc.*	2,597	210,643
Elevance Health, Inc.	10,665	4,903,874
HCA Healthcare, Inc.	9,519	2,509,970
Henry Schein, Inc.*	6,238	508,646
Humana, Inc.	5,593	2,715,178
Laboratory Corp. of America Holdings	3,962	908,962
McKesson Corp.	6,113	2,176,534
Molina Healthcare, Inc.*	2,605	696,811
Quest Diagnostics, Inc.	4,859	687,451

UnitedHealth Group, Inc.	41,856	19,780,727
Universal Health Services, Inc. "B"	2,927	372,022
		46,736,249
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	13,292	1,838,815
Bio-Rad Laboratories, Inc. "A"*	984	471,356
Bio-Techne Corp.	7,204	534,465
Charles River Laboratories International, Inc.*	2,291	462,369
Danaher Corp.	29,281	7,379,983
Illumina, Inc.*	7,031	1,635,059
IQVIA Holdings, Inc.*	8,335	1,657,748
Mettler-Toledo International, Inc.*	980	1,499,606
PerkinElmer, Inc.	5,591	745,057
Thermo Fisher Scientific, Inc.	17,530	10,103,766
Waters Corp.*	2,643	818,352
West Pharmaceutical Services, Inc.	3,310	1,146,816
		28,293,392
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	94,979	6,582,995
Catalent, Inc.*	7,883	517,992
Eli Lilly & Co.	35,274	12,113,797
Johnson & Johnson	117,128	18,154,840
Merck & Co., Inc.	113,546	12,080,159
Organon & Co.	11,277	265,235
Pfizer, Inc.	251,245	10,250,796
Viatris, Inc.	55,400	532,948
Zoetis, Inc.	20,916	3,481,259
		63,980,021
Industrials 8.6%
Aerospace & Defense 1.7%
Boeing Co.*	25,165	5,345,801
General Dynamics Corp.	10,117	2,308,801
Howmet Aerospace, Inc.	16,732	708,935
Huntington Ingalls Industries, Inc.	1,814	375,534
L3Harris Technologies, Inc.	8,546	1,677,067
Lockheed Martin Corp.	10,170	4,807,664
Northrop Grumman Corp.	6,435	2,971,168
Raytheon Technologies Corp.	65,427	6,407,266
Textron, Inc.	9,311	657,636
TransDigm Group, Inc.	2,318	1,708,482
		26,968,354
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	5,368	533,418
Expeditors International of Washington, Inc.	6,994	770,179
FedEx Corp.	10,393	2,374,697
United Parcel Service, Inc. "B"	32,627	6,329,312
		10,007,606
Building Products 0.4%
A.O. Smith Corp.	5,464	377,835
Allegion PLC	3,864	412,405
Carrier Global Corp.	37,517	1,716,403
Johnson Controls International PLC	30,923	1,862,183
Masco Corp.	9,954	494,913
Trane Technologies PLC	10,177	1,872,364
		6,736,103

Commercial Services & Supplies 0.5%
Cintas Corp.	3,877	1,793,810
Copart, Inc.*	19,222	1,445,687
Republic Services, Inc.	9,220	1,246,728
Rollins, Inc.	10,186	382,281
Waste Management, Inc.	16,590	2,706,990
		7,575,496
Construction & Engineering 0.1%
Quanta Services, Inc.	6,421	1,069,995
Electrical Equipment 0.6%
AMETEK, Inc.	10,303	1,497,335
Eaton Corp. PLC	17,877	3,063,045
Emerson Electric Co.	25,479	2,220,240
Generac Holdings, Inc.*	2,765	298,648
Rockwell Automation, Inc.	5,129	1,505,105
		8,584,373
Ground Transportation 0.8%
CSX Corp.	94,293	2,823,132
J.B. Hunt Transport Services, Inc.	3,711	651,132
Norfolk Southern Corp.	10,151	2,152,012
Old Dominion Freight Line, Inc.	4,051	1,380,743
Union Pacific Corp.	27,402	5,514,927
		12,521,946
Industrial Conglomerates 0.8%
3M Co.	24,504	2,575,615
General Electric Co.	48,702	4,655,911
Honeywell International, Inc.	29,922	5,718,693
		12,950,219
Machinery 1.8%
Caterpillar, Inc.	23,251	5,320,759
Cummins, Inc.	6,307	1,506,616
Deere & Co.	12,099	4,995,435
Dover Corp.	6,346	964,211
Fortive Corp.	15,576	1,061,816
IDEX Corp.	3,362	776,723
Illinois Tool Works, Inc.	12,414	3,022,188
Ingersoll Rand, Inc.	17,863	1,039,269
Nordson Corp.	2,378	528,534
Otis Worldwide Corp.	18,689	1,577,352
PACCAR, Inc.	23,428	1,714,930
Parker-Hannifin Corp.	5,754	1,933,977
Pentair PLC	7,446	411,540
Snap-on, Inc.	2,374	586,117
Stanley Black & Decker, Inc.	6,770	545,527
Westinghouse Air Brake Technologies Corp.	7,996	808,076
Xylem, Inc.	8,054	843,254
		27,636,324
Passenger Airlines 0.2%
Alaska Air Group, Inc.*	5,698	239,088
American Airlines Group, Inc.*	29,356	433,001
Delta Air Lines, Inc.*	28,609	999,026
Southwest Airlines Co.	26,377	858,308
United Airlines Holdings, Inc.*	14,853	657,245
		3,186,668

Professional Services 0.8%
Automatic Data Processing, Inc.	18,502	4,119,100
Broadridge Financial Solutions, Inc.	5,319	779,606
CoStar Group, Inc.*	18,271	1,257,958
Equifax, Inc.	5,410	1,097,364
Jacobs Solutions, Inc.	5,709	670,865
Leidos Holdings, Inc.	6,218	572,429
Paychex, Inc.	14,413	1,651,586
Robert Half International, Inc.	4,852	390,926
Verisk Analytics, Inc.	6,943	1,332,084
		11,871,918
Trading Companies & Distributors 0.3%
Fastenal Co.	25,406	1,370,400
United Rentals, Inc.	3,107	1,229,626
W.W. Grainger, Inc.	2,015	1,387,952
		3,987,978
Information Technology 25.8%
Communications Equipment 0.9%
Arista Networks, Inc.*	11,119	1,866,435
Cisco Systems, Inc.	183,921	9,614,470
F5, Inc.*	2,589	377,191
Juniper Networks, Inc.	14,716	506,525
Motorola Solutions, Inc.	7,512	2,149,409
		14,514,030
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	26,428	2,159,696
CDW Corp.	6,031	1,175,382
Corning, Inc.	34,069	1,201,954
Keysight Technologies, Inc.*	8,042	1,298,622
TE Connectivity Ltd.	14,057	1,843,576
Teledyne Technologies, Inc.*	2,098	938,561
Trimble, Inc.*	11,078	580,709
Zebra Technologies Corp. "A"*	2,297	730,446
		9,928,946
IT Services 1.2%
Accenture PLC "A"	28,154	8,046,695
Akamai Technologies, Inc.*	6,894	539,800
Cognizant Technology Solutions Corp. "A"	22,534	1,372,997
DXC Technology Co.*	10,390	265,568
EPAM Systems, Inc.*	2,618	782,782
Gartner, Inc.*	3,530	1,149,968
International Business Machines Corp.	40,374	5,292,628
VeriSign, Inc.*	4,140	874,906
		18,325,344
Semiconductors & Semiconductor Equipment 6.4%
Advanced Micro Devices, Inc.*	72,056	7,062,209
Analog Devices, Inc.	22,705	4,477,880
Applied Materials, Inc.	37,709	4,631,796
Broadcom, Inc.	18,712	12,004,497
Enphase Energy, Inc.*	6,106	1,283,970
First Solar, Inc.*	4,402	957,435
Intel Corp.	185,319	6,054,372
KLA Corp.	6,177	2,465,673
Lam Research Corp.	6,030	3,196,624
Microchip Technology, Inc.	24,685	2,068,109

Micron Technology, Inc.	48,822	2,945,919
Monolithic Power Systems, Inc.	1,999	1,000,579
NVIDIA Corp.	110,106	30,584,144
NXP Semiconductors NV	11,629	2,168,518
ON Semiconductor Corp.*	19,423	1,598,901
Qorvo, Inc.*	4,319	438,681
QUALCOMM, Inc.	49,888	6,364,711
Skyworks Solutions, Inc.	7,032	829,635
SolarEdge Technologies, Inc.*	2,536	770,817
Teradyne, Inc.	6,951	747,302
Texas Instruments, Inc.	40,615	7,554,796
		99,206,568
Software 9.4%
Adobe, Inc.*	20,458	7,883,899
ANSYS, Inc.*	3,938	1,310,566
Autodesk, Inc.*	9,687	2,016,446
Cadence Design Systems, Inc.*	12,324	2,589,149
Ceridian HCM Holding, Inc.*	7,057	516,714
Fair Isaac Corp.*	1,114	782,797
Fortinet, Inc.*	29,113	1,934,850
Gen Digital, Inc.	25,821	443,088
Intuit, Inc.	12,539	5,590,262
Microsoft Corp.	333,224	96,068,479
Oracle Corp.	68,701	6,383,697
Paycom Software, Inc.*	2,191	666,086
PTC, Inc.*	4,802	615,760
Roper Technologies, Inc.	4,763	2,099,007
Salesforce, Inc.*	44,715	8,933,163
ServiceNow, Inc.*	9,072	4,215,940
Synopsys, Inc.*	6,789	2,622,251
Tyler Technologies, Inc.*	1,826	647,573
		145,319,727
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	665,845	109,797,841
Hewlett Packard Enterprise Co.	57,749	919,942
HP, Inc.	38,161	1,120,025
NetApp, Inc.	9,793	625,283
Seagate Technology Holdings PLC	8,843	584,699
Western Digital Corp.*	14,213	535,404
		113,583,194
Materials 2.6%
Chemicals 1.8%
Air Products & Chemicals, Inc.	9,969	2,863,196
Albemarle Corp.	5,241	1,158,471
Celanese Corp.	4,408	479,987
CF Industries Holdings, Inc.	8,945	648,423
Corteva, Inc.	32,109	1,936,494
Dow, Inc.	31,619	1,733,354
DuPont de Nemours, Inc.	20,299	1,456,859
Eastman Chemical Co.	5,321	448,773
Ecolab, Inc.	11,099	1,837,217
FMC Corp.	5,735	700,416
International Flavors & Fragrances, Inc.	11,437	1,051,746
Linde PLC	22,027	7,829,277
LyondellBasell Industries NV "A"	11,406	1,070,909
PPG Industries, Inc.	10,545	1,408,601

Sherwin-Williams Co.	10,592	2,380,764
The Mosaic Co.	15,411	707,057
		27,711,544
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,822	1,001,979
Vulcan Materials Co.	5,944	1,019,753
		2,021,732
Containers & Packaging 0.3%
Amcor PLC	66,650	758,477
Avery Dennison Corp.	3,678	658,104
Ball Corp.	14,051	774,351
International Paper Co.	15,815	570,289
Packaging Corp. of America	4,089	567,676
Sealed Air Corp.	6,589	302,501
Westrock Co.	11,787	359,150
		3,990,548
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	64,218	2,627,158
Newmont Corp.	35,651	1,747,612
Nucor Corp.	11,269	1,740,723
Steel Dynamics, Inc.	7,413	838,114
		6,953,607
Real Estate 2.5%
Health Care REITs 0.2%
Healthpeak Properties, Inc.	23,846	523,897
Ventas, Inc.	17,916	776,658
Welltower, Inc.	21,193	1,519,326
		2,819,881
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	32,660	538,563
Industrial REITs 0.3%
Prologis, Inc.	41,198	5,140,275
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	6,935	870,967
Boston Properties, Inc.	6,520	352,862
		1,223,829
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	14,168	1,031,572
Residential REITs 0.3%
AvalonBay Communities, Inc.	6,258	1,051,719
Camden Property Trust	4,900	513,716
Equity Residential	15,195	911,700
Essex Property Trust, Inc.	2,884	603,160
Invitation Homes, Inc.	26,217	818,757
Mid-America Apartment Communities, Inc.	5,148	777,554
UDR, Inc.	13,486	553,735
		5,230,341
Retail REITs 0.3%
Federal Realty Investment Trust	3,378	333,848
Kimco Realty Corp.	28,393	554,515
Realty Income Corp.	28,130	1,781,192

Regency Centers Corp.	7,016	429,239
Simon Property Group, Inc.	14,669	1,642,488
		4,741,282
Specialized REITs 1.2%
American Tower Corp.	20,915	4,273,771
Crown Castle, Inc.	19,443	2,602,251
Digital Realty Trust, Inc.	12,885	1,266,724
Equinix, Inc.	4,157	2,997,363
Extra Space Storage, Inc.	5,902	961,613
Iron Mountain, Inc.	13,268	702,010
Public Storage	7,098	2,144,590
SBA Communications Corp.	4,822	1,258,880
VICI Properties, Inc.	44,475	1,450,774
Weyerhaeuser Co.	32,799	988,234
		18,646,210
Utilities 2.8%
Electric Utilities 1.9%
Alliant Energy Corp.	11,479	612,979
American Electric Power Co., Inc.	23,096	2,101,505
Constellation Energy Corp.	14,612	1,147,042
Duke Energy Corp.	34,314	3,310,272
Edison International	16,879	1,191,489
Entergy Corp.	9,124	983,020
Evergy, Inc.	10,234	625,502
Eversource Energy	15,595	1,220,465
Exelon Corp.	44,671	1,871,268
FirstEnergy Corp.	24,344	975,221
NextEra Energy, Inc.	88,755	6,841,235
NRG Energy, Inc.	10,375	355,759
PG&E Corp.*	72,321	1,169,430
Pinnacle West Capital Corp.	5,068	401,588
PPL Corp.	33,079	919,265
Southern Co.	48,935	3,404,897
Xcel Energy, Inc.	24,531	1,654,371
		28,785,308
Gas Utilities 0.0%
Atmos Energy Corp.	6,492	729,441
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	30,402	732,080
Multi-Utilities 0.8%
Ameren Corp.	11,559	998,582
CenterPoint Energy, Inc.	28,216	831,243
CMS Energy Corp.	12,949	794,810
Consolidated Edison, Inc.	15,912	1,522,301
Dominion Energy, Inc.	37,419	2,092,096
DTE Energy Co.	8,670	949,712
NiSource, Inc.	18,567	519,133
Public Service Enterprise Group, Inc.	22,362	1,396,507
Sempra Energy	14,129	2,135,740
WEC Energy Group, Inc.	13,961	1,323,363
		12,563,487

Water Utilities 0.1%
American Water Works Co., Inc.	8,669	1,269,922
Total Common Stocks (Cost $410,943,106)		1,537,261,408

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.46% (a), 5/11/2023 (b) (Cost $1,920,436)	1,930,000	1,920,528

	Shares	Value ($)

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 4.78% (c) (Cost $11,587,184)	11,587,184	11,587,184

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $424,450,726)	99.9	1,550,769,120
Other Assets and Liabilities, Net	0.1	1,326,695
Net Assets	100.0	1,552,095,815
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (c) (d)
350,418	—	350,418 (e)	—	—	276	—	—	—
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 4.78% (c)
6,023,842	45,882,674	40,319,332	—	—	150,425	—	11,587,184	11,587,184
6,374,260	45,882,674	40,669,750	—	—	150,701	—	11,587,184	11,587,184

*	Non-income producing security.
(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	At March 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2023.

REIT: Real Estate Investment Trust
At March 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	6/16/2023	70	13,742,239	14,482,125	739,886

Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,537,261,408	$—	$—	$1,537,261,408
Government & Agency Obligations	—	1,920,528	—	1,920,528
Short-Term Investments	11,587,184	—	—	11,587,184
Derivatives (b)
Futures Contracts	739,886	—	—	739,886
Total	$1,549,588,478	$1,920,528	$—	$1,551,509,006

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$739,886
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSPF500IF-PH1
R-080548-2 (1/25)